Investment Securities - Summary of Other than Temporary Impairment by Investment Category (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Other Gain (Losses)	$ 12	$ (25)	$ (66)
Held-to-maturity Securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings			(2)
Total held to maturity other than temporary impairment			(2)
Available-for-sale securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings	(74)	(35)	(89)
Other Gain (Losses)	12	(25)	(66)
Total Available for sale other-than-temporary impairment	(62)	(60)	(155)
Available-for-sale securities [Member] | Residential Non-agency Prime [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings	(12)	(3)	(5)
Other Gain (Losses)	(9)	(5)	(10)
Total Available for sale other-than-temporary impairment	(21)	(8)	(15)
Available-for-sale securities [Member] | Residential Non-agency Non-prime [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings	(33)	(24)	(63)
Other Gain (Losses)	21	(23)	(60)
Total Available for sale other-than-temporary impairment	(12)	(47)	(123)
Other asset-backed securities [Member] | Held-to-maturity Securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings			(2)
Total held to maturity other than temporary impairment			(2)
Other asset-backed securities [Member] | Available-for-sale securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings	(1)	(4)	(13)
Other Gain (Losses)	1	3	4
Total Available for sale other-than-temporary impairment		(1)	(9)
Commercial Non-Agency Mortgage-Backed Securities [Member] | Available-for-sale securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings	(1)
Other Gain (Losses)	(1)
Total Available for sale other-than-temporary impairment	(2)
Collateralized debt/loan obligation asset-backed securities [Member] | Available-for-sale securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings			(6)
Other Gain (Losses)			(1)
Total Available for sale other-than-temporary impairment			(7)
Obligations of state and political subdivisions [Member] | Available-for-sale securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings		(4)
Total Available for sale other-than-temporary impairment		(4)
Perpetual preferred securities [Member] | Available-for-sale securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings	(27)		(1)
Total Available for sale other-than-temporary impairment	(27)		(1)
Other Investments [Member] | Available-for-sale securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings			(1)
Other Gain (Losses)			$ 1